LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES

12.           LONG-TERM DEBT AND CREDIT FACILITIES

		December 31, 2020				December 31, 2019
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs	Amount (a)	Value (b)	Amount (a)	Value (b)

Senior notes	(i) 4.50%-6.875%	$1,747.7	$(7.9)	$1,739.8	$1,999.5	$1,737.4	$1,881.9
Revolving credit facility	(ii) LIBOR plus 1.625%	—	—	—	—	100.0	100.0
Tasiast loan	(iii) LIBOR plus 4.380%	200.0	(15.9)	184.1	200.0	—	—
Total long-term and current debt		$1,947.7	$(23.8)	$1,923.9	$2,199.5	$1,837.4	$1,981.9
Less: current portion		(500.0)	0.3	(499.7)	(509.3)	—	—
Long-term debt and credit facility		$1,447.7	$(23.5)	$1,424.2	$1,690.2	$1,837.4	$1,981.9

(a)	Includes transaction costs on senior notes financings.
(b)	The fair value of senior notes is primarily determined using quoted market determined variables. See Note 10(c).

Scheduled debt repayments

						2026 and
	2021	2022	2023	2024	2025	thereafter	Total
Senior notes	$500.0	$—	$—	$500.0	$—	$750.0	$1,750.0
Tasiast loan	$—	$40.0	$36.0	$32.0	$4.0	$88.0	$200.0
Total debt payable	$500.0	$40.0	$36.0	$532.0	$4.0	$838.0	$1,950.0

(i)            Senior notes

The Company’s $1,750.0 million of senior notes consist of $500.0 million principal amount of 5.125% notes due in September 2021, $500.0 million principal amount of 5.950% notes due 2024, $500.0 million principal amount of 4.50% notes due 2027 and $250.0 million principal amount of 6.875% notes due 2041.

The senior notes (collectively, the “notes”) pay interest semi-annually. Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 45 and 50 basis points, plus accrued interest, if any. Within three months of maturity of the notes due in 2021, 2024 and 2027, and within six months of maturity of the notes due in 2041, the Company can only redeem the notes in whole at 100% of the principal amount plus accrued interest, if any. In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

(ii)           Revolving credit facility

As at December 31, 2020, the Company had utilized $7.5 million (December 31, 2019 - $119.1 million) of its $1,500.0 million revolving credit facility, entirely for letters of credit. In February 2020, the Company repaid the previously outstanding $100.0 million balance on the revolving credit facility. The Company drew down $750.0 million on March 20, 2020 as a precautionary measure to protect against economic and business uncertainties caused by the COVID-19 pandemic. The Company repaid $250.0 million of this drawn amount on July 24, 2020 and repaid the remaining  $500.0 million balance on September 18, 2020.

On July 25, 2019, the Company amended its $1,500.0 million revolving credit facility to extend the maturity date by one year from August 10, 2023 to August 10, 2024.

Loan interest on the revolving credit facility is variable, set at LIBOR plus an interest rate margin, which is dependent on the Company’s credit rating.  Based on the Company’s credit rating at December 31, 2020, interest charges and fees are as follows:

Type of credit
Revolving credit facility	LIBOR plus		1.625%
Letters of credit	1.0833	-	1.625%
Standby fee applicable to unused availability			0.325%

The revolving credit facility’s credit agreement contains various covenants including limits on indebtedness, asset sales and liens. The Company is in compliance with its financial covenant in the credit agreement at December 31, 2020.

(iii)          Tasiast Loan

On December 16, 2019, the Company completed a definitive loan agreement for up to $300.0 million for Tasiast, with the first drawdown of $200.0 million received on April 9, 2020, and the remaining $100.0 million is available to be drawn up to March 2022.

The asset recourse loan has a term of eight years, maturing in December 2027, a floating interest rate of LIBOR plus a weighted average margin of 4.38% and a standby fee applicable to unused availability of 1.60%, with semi-annual interest payments to be made in June and December for the term of the loan, and first principal repayments due in June 2022.

As at December 31, 2020, the Company held $25.0 million in a separate bank account as required under the Tasiast loan agreement. This cash, which is subject to fluctuations over time depending on the next scheduled principal and interest payments, is required to remain in the bank account for the duration of the loan and is therefore recorded as restricted cash in other long-term assets. See Note 7viii.

(iv)          Other

The maturity date for the Company’s $300.0 million Letter of Credit guarantee facility with Export Development Canada ("EDC”) was extended to June 30, 2022, effective July 1, 2020 . As part of the EDC renewal, the facility was expanded to allow for use for other obligations beyond reclamation liabilities. Total fees related to letters of credit under this facility were  0.75% of the utilized amount. As at December 31, 2020, $228.9 million (December 31, 2019 -  $227.8 million) was utilized under this facility.

In addition, at December 31, 2020, the Company had $175.6 million (December 31, 2019 - $184.7 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, Ghana and Chile. These have been issued pursuant to arrangements with certain international banks and incur average fees of 0.74%.

As at December 31, 2020, $290.1 million (December 31, 2019 - $276.5 million) of surety bonds were outstanding with respect to Kinross’ properties in the United States.  These surety bonds were issued pursuant to arrangements with international insurance companies and incur fees of 0.50%.

(v)           Changes in liabilities arising from financing activities

	Long - term debt	Lease	Accrued interest
	and credit facilities	liabilities	payable(a)	Total
Balance as at January 1, 2020	$1,837.4	$54.9	$33.3	$1,925.6
Changes from financing cash flows
Debt issued	950.0	—	—	950.0
Debt repayments	(850.0)	—	—	(850.0)
Interest paid	—	—	(63.1)	(63.1)
Payment of lease liabilities	—	(20.7)	—	(20.7)
	1,937.4	34.2	(29.8)	1,941.8
Other changes
Interest expense and accretion	$—	$—	$86.6	$86.6
Capitalized interest	—	—	49.1	49.1
Capitalized interest paid	—	—	(47.9)	(47.9)
Additions of lease liabilities	—	38.2	—	38.2
Accretion of lease liabilities	—	3.0	—	3.0
Other cash changes	(12.8)	—	(13.8)	(26.6)
Other non-cash changes	(0.7)	(0.7)	(10.5)	(11.9)
	(13.5)	40.5	63.5	90.5
Balance as at December 31, 2020	$1,923.9	$74.7	$33.7	$2,032.3

(a)	Included in Accounts payable and accrued liabilities.

	Long - term debt	Lease	Accrued interest
	and credit facilities	liabilities(a)	payable(b)	Total
Balance as at January 1, 2019(a)	$1,735.0	$42.9	$33.3	$1,811.2
Changes from financing cash flows
Debt issued	300.0	—	—	300.0
Debt repayments	(200.0)	—	—	(200.0)
Interest paid	—	—	(55.6)	(55.6)
Payment of lease liabilities	—	(14.3)	—	(14.3)
	1,835.0	28.6	(22.3)	1,841.3
Other changes
Interest expense and accretion	$—	$—	$74.0	$74.0
Capitalized interest	—	—	47.4	47.4
Capitalized interest paid	—	—	(45.0)	(45.0)
Additions of lease liabilities	—	22.9	—	22.9
Accretion of lease liabilities	—	2.9	—	2.9
Other cash changes	—	—	(10.0)	(10.0)
Other non-cash changes	2.4	0.5	(10.8)	(7.9)
	2.4	26.3	55.6	84.3
Balance as at December 31, 2019	$1,837.4	$54.9	$33.3	$1,925.6

(a)	Total lease liabilities of $42.9 million was recognized upon the initial application of IFRS 16 as of January 1, 2019.
(b)	Included in Accounts payable and accrued liabilities.
(1)